Oakmark Fund	June 30, 2025 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 94.1%
FINANCIALS – 37.6%
FINANCIAL SERVICES – 22.1%
Charles Schwab Corp.	7,990	$729,014
Intercontinental Exchange, Inc.	3,531	647,869
Capital One Financial Corp.	2,696	573,601
Ally Financial, Inc.	13,706	533,844
State Street Corp.	4,936	524,862
Nasdaq, Inc.	5,104	456,427
Fiserv, Inc. (a)	2,581	445,008
Global Payments, Inc. (b)	4,812	385,137
Carlyle Group, Inc.	6,687	343,722
Bank of New York Mellon Corp.	3,393	309,093
Corebridge Financial, Inc.	7,780	276,190
Blackrock, Inc.	150	157,388
		5,382,155
BANKS – 9.8%
Citigroup, Inc.	9,993	850,587
Bank of America Corp.	11,919	564,026
First Citizens BancShares, Inc., Class A	266	519,443
Wells Fargo & Co.	5,465	437,856
		2,371,912
INSURANCE – 5.7%
Willis Towers Watson PLC	1,860	570,090
American International Group, Inc.	6,334	542,130
Reinsurance Group of America, Inc.	1,334	264,618
		1,376,838
		9,130,905
HEALTH CARE – 10.8%
HEALTH CARE EQUIPMENT & SERVICES – 7.1%
Centene Corp. (a)	9,022	489,698
Elevance Health, Inc.	1,072	416,965
GE HealthCare Technologies, Inc.	5,268	390,201
Zimmer Biomet Holdings, Inc.	2,590	236,234
Baxter International, Inc.	6,470	195,911
		1,729,009
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 3.7%
Merck & Co., Inc.	5,926	469,102
IQVIA Holdings, Inc. (a)	2,753	433,893
		902,995
		2,632,004
COMMUNICATION SERVICES – 10.2%
MEDIA & ENTERTAINMENT – 10.2%
Alphabet, Inc., Class A	5,013	883,476
Charter Communications, Inc., Class A (a)	1,333	545,032
Comcast Corp., Class A	12,050	430,068
Warner Bros. Discovery, Inc. (a)	36,534	418,674
Liberty Broadband Corp., Class C (a)	2,020	198,727
		2,475,977
CONSUMER DISCRETIONARY – 9.6%
AUTOMOBILES & COMPONENTS – 3.1%
General Motors Co.	11,255	553,863
Magna International, Inc.	5,400	208,494
		762,357
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL – 2.5%
Amazon.com, Inc. (a)	1,745	382,836
Genuine Parts Co.	1,775	215,325
		598,161
CONSUMER SERVICES – 2.2%
Airbnb, Inc., Class A (a)	4,082	540,212
CONSUMER DURABLES & APPAREL – 1.8%
NIKE, Inc., Class B	6,235	442,934
		2,343,664
ENERGY – 9.2%
Phillips 66	5,176	617,545
ConocoPhillips	6,648	596,627
Marathon Petroleum Corp.	2,570	426,903
EOG Resources, Inc.	2,683	320,945
APA Corp.	14,684	268,574
		2,230,594
INDUSTRIALS – 7.1%
CAPITAL GOODS – 3.2%
Fortune Brands Innovations, Inc.	5,498	283,053
Masco Corp.	4,231	272,333
Deere & Co.	424	215,757
		771,143
COMMERCIAL & PROFESSIONAL SERVICES – 2.1%
Equifax, Inc.	1,957	507,509
TRANSPORTATION – 1.8%
Delta Air Lines, Inc.	8,904	437,904
		1,716,556
CONSUMER STAPLES – 3.1%
FOOD, BEVERAGE & TOBACCO – 2.8%
Keurig Dr. Pepper, Inc.	13,982	462,245
Constellation Brands, Inc., Class A	1,370	222,872
		685,117
HOUSEHOLD & PERSONAL PRODUCTS – 0.3%
Kenvue, Inc.	3,425	71,683
		756,800
INFORMATION TECHNOLOGY – 2.7%
TECHNOLOGY HARDWARE & EQUIPMENT – 1.6%
TE Connectivity PLC	2,350	396,449
SOFTWARE & SERVICES – 1.1%
Salesforce, Inc. (b)	920	250,875
		647,324
MATERIALS – 2.0%
Corteva, Inc.	4,457	332,188

OAKMARK FUNDS

Oakmark Fund	June 30, 2025 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 94.1% (cont.)
MATERIALS – 2.0% (cont.)
Celanese Corp.	2,700	$149,391
		481,579
REAL ESTATE – 1.8%
REAL ESTATE MANAGEMENT& DEVELOPMENT – 1.8%
CBRE Group,Inc., Class A (a)	3,056	428,207
TOTAL COMMON STOCKS – 94.1%
(Cost $17,700,035)		22,843,610

	Par Value	Value
SHORT-TERM INVESTMENTS – 5.9%
REPURCHASE AGREEMENT – 5.9%
Fixed Income Clearing Corp. Repurchase Agreement, 4.39% dated 6/30/25 due 7/1/25, repurchase price $1,438,670, collateralized by United States Treasury Notes, 2.750% - 4.750% due 7/15/27 - 11/15/53, aggregate value plus accrued interest of $1,467,264 (Cost: $1,438,494)	$1,438,494	1,438,494
TOTAL SHORT-TERM INVESTMENTS – 5.9%
(Cost $1,438,494)		1,438,494
TOTAL INVESTMENTS – 100.0% (Cost $19,138,529)		24,282,104
Other Assets In Excess of Liabilities – 0.0% (c)		6,045
TOTAL NET ASSETS – 100.0%		$24,288,149

(a)	Non-income producing security.
(b)	All or a portion of this investment is held in connection with one or more options within the Fund.
(c)	Amount rounds to less than 0.1%.

Oakmark.com

Oakmark Fund	June 30, 2025 (Unaudited)
Schedule of Investments (in thousands)

WRITTEN OPTIONS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums (Received) by Fund	Unrealized Gain/(Loss)

PUTS
Global Payments, Inc.	$75.00	9/19/25	(5,539)	$(44,334)	$(1,717)	$(2,732)	$1,015
Salesforce, Inc.	$260.00	7/18/25	(8,500)	$(231,787)	$(1,649)	$(9,584)	$7,935
				$(276,121)	$(3,366)	$(12,316)	$8,950

OAKMARK FUNDS

Oakmark Select Fund	June 30, 2025 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 95.2%
FINANCIALS – 24.6%
FINANCIAL SERVICES – 18.1%
Capital One Financial Corp.	1,808	$384,690
Intercontinental Exchange,Inc.	1,911	350,584
Charles Schwab Corp.	3,841	350,475
Ally Financial,Inc.	6,048	235,562
		1,321,311
BANKS – 6.5%
First Citizens BancShares,Inc., Class A	244	478,224
		1,799,535
HEALTH CARE – 12.5%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 8.5%
IQVIA Holdings,Inc. (a)	2,660	419,189
Charles River Laboratories International,Inc. (a)	678	102,873
ICON PLC (a)	693	100,797
		622,859
HEALTH CARE EQUIPMENT & SERVICES – 4.0%
Molina Healthcare,Inc. (a)	494	147,263
Centene Corp. (a)	2,612	141,785
		289,048
		911,907
CONSUMER DISCRETIONARY – 11.9%
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL – 6.0%
Lithia Motors,Inc. (b)	1,309	442,240
CONSUMER SERVICES – 5.9%
Airbnb,Inc., Class A (a)	3,237	428,371
		870,611
ENERGY – 11.4%
Phillips 66	3,187	380,209
ConocoPhillips	3,367	302,146
APA Corp.	8,191	149,810
		832,165
COMMUNICATION SERVICES – 11.2%
MEDIA & ENTERTAINMENT – 11.2%
Alphabet,Inc., Class A	1,989	350,455
Warner Bros. Discovery,Inc. (a)	23,575	270,169
Liberty Broadband Corp., Class C (a)	1,211	119,138
Charter Communications,Inc., Class A (a)	183	74,608
		814,370
INDUSTRIALS – 11.1%
COMMERCIAL & PROFESSIONAL SERVICES – 7.5%
Equifax,Inc.	1,183	306,835
Paycom Software,Inc.	1,034	239,198
		546,033
CAPITAL GOODS – 3.6%
Deere & Co.	526	267,313
		813,346
REAL ESTATE – 4.6%
REAL ESTATE MANAGEMENT & DEVELOPMENT – 4.6%
CBRE Group, Inc., Class A (a)	2,371	332,274

CONSUMER STAPLES – 4.3%
FOOD, BEVERAGE & TOBACCO – 4.3%
Keurig Dr. Pepper, Inc.	9,398	310,685

INFORMATION TECHNOLOGY – 3.6%
SOFTWARE & SERVICES – 3.6%
Salesforce, Inc.	956	260,692
TOTAL COMMON STOCKS – 95.2%
(Cost $5,480,352)		6,945,585

	Par Value	Value
SHORT-TERM INVESTMENTS – 4.8%
REPURCHASE AGREEMENT – 4.8%
Fixed Income Clearing Corp. Repurchase Agreement, 4.39% dated 6/30/25 due 7/1/25, repurchase price $352,611, collateralized by United States Treasury Notes, 3.750% - 4.375% due 6/30/27 - 7/15/27, aggregate value plus accrued interest of $359,619 (Cost: $352,568)	$352,568	352,568
TOTAL SHORT-TERM INVESTMENTS – 4.8%
(Cost $352,568)		352,568
TOTAL INVESTMENTS – 100.0% (Cost $5,832,920)		7,298,153
Other Assets In Excess of Liabilities – 0.0% (c)		2,344
TOTAL NET ASSETS – 100.0%		$7,300,497

(a)	Non-income producing security.
(b)	See Note 2 in the Notes to Schedules of Investments regarding investments in affiliated issuers.
(c)	Amount rounds to less than 0.1%.

OAKMARK FUNDS

Oakmark Select Fund	June 30, 2025 (Unaudited)
Schedule of Investments (in thousands)

Schedule of Transactions with Affiliated Issuers

Purchase and sale transactions and dividend and interest income earned during the period on these securities are set forth below (in thousands). The industry, country or geographic region for each of the below affiliates can be found in the Schedule of Investments.

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Realized Gain/(Loss)	Change in Unrealized	Dividend Income	Value September 30, 2024	Value June 30, 2025	Percent of Net Assets
Lithia Motors Cl A	1,309	$11,450	$9,761	$4,528	$23,409	$2,102	$412,614	$442,240	6.1%

Oakmark.com

OAKMARK GLOBAL FUND
Global Diversification —June 30, 2025 (Unaudited)

		% of Equity Investments
North America		51.7%
	United States		51.7%
Europe		44.9%
	France*		9.2%
	Germany*		9.1%
	United Kingdom		8.0%
	Switzerland		6.8%
	Netherlands*		4.6%
	Ireland*		3.9%
	Denmark		3.3%
Asia		3.4%
	South Korea•		1.9%
	China•		1.5%

* Euro currency countries comprise 26.8% of equity investments.

Oakmark Global Fund	June 30, 2025 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS AND EQUITY-LINKED SECURITY – 97.9%
FINANCIALS – 22.0%
FINANCIAL SERVICES – 10.4%
Corebridge Financial, Inc. (United States)	907	$32,184
Julius Baer Group Ltd. (Switzerland)	448	30,307
Capital One Financial Corp. (United States)	114	24,276
St. James's Place PLC (United Kingdom)	957	15,545
Intercontinental Exchange, Inc. (United States)	67	12,256
		114,568
INSURANCE – 6.9%
Willis Towers Watson PLC (United States)	92	28,137
Prudential PLC (United Kingdom)	1,991	24,937
American International Group, Inc. (United States)	271	23,178
		76,252
BANKS – 4.7%
BNP Paribas SA (France)	294	26,422
Bank of America Corp. (United States)	532	25,155
		51,577
		242,397
CONSUMER DISCRETIONARY – 17.0%
CONSUMER DURABLES & APPAREL – 5.5%
Kering SA (France)	109	23,610
adidas AG (Germany)	90	20,963
Brunswick Corp. (United States)	300	16,555
		61,128
AUTOMOBILES & COMPONENTS – 4.4%
General Motors Co. (United States)	386	19,004
Bayerische Motoren Werke AG (Germany)	170	15,102
Mercedes-Benz Group AG (Germany)	254	14,850
		48,956
CONSUMER SERVICES – 3.8%
Airbnb, Inc., Class A (United States) (a)	214	28,334
Vail Resorts, Inc. (United States)	82	12,947
		41,281
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL – 3.3%
Prosus NV (Netherlands)	330	18,472
Alibaba Group Holding Ltd. (China)	1,111	15,543
Amazon.com, Inc. (United States) (a)	12	2,568
		36,583
		187,948
HEALTH CARE – 16.6%
HEALTH CARE EQUIPMENT & SERVICES – 9.4%
Envista Holdings Corp. (United States) (a)	1,582	30,914
Becton Dickinson & Co. (United States)	176	30,230
Molina Healthcare, Inc. (United States) (a)	86	25,578
Elevance Health, Inc. (United States)	39	15,143
Centene Corp. (United States) (a)	44	2,367
		104,232
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 7.2%
IQVIA Holdings, Inc. (United States) (a)	213	33,598
Bayer AG (Germany)	777	23,362
Roche Holding AG (Switzerland)	67	21,950
		78,910
		183,142
INDUSTRIALS – 14.4%
CAPITAL GOODS – 9.5%
CNH Industrial NV (United States)	2,983	38,660
Ashtead Group PLC (United Kingdom)	427	27,366
Brenntag SE (Germany)	362	23,989
Deere & Co. (United States)	29	14,797
		104,812
TRANSPORTATION – 4.9%
DSV AS (Denmark)	148	35,543
Ryanair Holdings PLC ADR (Ireland) (b)	260	14,998
Ryanair Holdings PLC, Equity-Linked Security (Ireland) (a) (c) (d)	145	4,081
		54,622
		159,434
CONSUMER STAPLES – 8.7%
FOOD, BEVERAGE & TOBACCO – 5.1%
Pernod Ricard SA (France)	208	20,718
Diageo PLC (United Kingdom)	747	18,751
Keurig Dr. Pepper, Inc. (United States)	500	16,540
		56,009
CONSUMER STAPLES DISTRIBUTION & RETAIL – 3.6%
Sysco Corp. (United States)	529	40,074
		96,083
INFORMATION TECHNOLOGY – 6.6%
TECHNOLOGY HARDWARE & EQUIPMENT – 4.0%
TE Connectivity PLC (Ireland)	138	23,242
Samsung Electronics Co. Ltd. (South Korea)	468	20,736
		43,978
SOFTWARE & SERVICES – 2.6%
Capgemini SE (France)	169	28,790
		72,768
COMMUNICATION SERVICES – 5.7%
MEDIA & ENTERTAINMENT – 5.7%
Alphabet, Inc., Class A (United States)	176	30,929
Charter Communications, Inc., Class A (United States) (a)	58	23,629
Warner Bros. Discovery, Inc. (United States) (a)	700	8,022
		62,580

OAKMARK FUNDS

Oakmark Global Fund	June 30, 2025 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS AND EQUITY-LINKED SECURITY - 97.9% (CONT.)
MATERIALS – 4.7%
Akzo Nobel NV (Netherlands)	445	$31,114
Glencore PLC (Switzerland)	5,319	20,705
		51,819
ENERGY – 2.2%
ConocoPhillips (United States)	266	23,898
TOTAL COMMON STOCKS AND EQUITY-LINKED SECURITY – 97.9%
(Cost $889,496)		1,080,069

	Par Value	Value
SHORT-TERM INVESTMENTS – 1.8%
REPURCHASE AGREEMENT – 1.8%
Fixed Income Clearing Corp. Repurchase Agreement, 4.39% dated 6/30/25 due 7/1/25, repurchase price $20,071, collateralized by a United States Treasury Note, 3.750% due 6/30/27, value plus accrued interest of $20,470 (Cost: $20,069)	$20,069	20,069
TOTAL SHORT-TERM INVESTMENTS – 1.8%
(Cost $20,069)		20,069
TOTAL INVESTMENTS – 99.7% (Cost $909,565)		1,100,138
Foreign Currencies (Cost $0) (f) – 0.0% (e)		0	(f)
Other Assets In Excess of Liabilities – 0.3%		2,812
TOTAL NET ASSETS – 100.0%		$1,102,950

(a)	Non-income producing security.
(b)	Sponsored American Depositary Receipt
(c)	Security is an equity-linked security issues by HSBC Bank Plc. As described in the Notes to the Schedule of Investments, equity linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(d)	Security is restricted. Security was acquired in transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or period notes below.
(e)	Amount rounds to less than 0.1%.
(f)	Amount rounds to less than $1,000.

Oakmark.com

Oakmark Global Fund	June 30, 2025 (Unaudited)
Schedule of Investments (in thousands)

Restricted Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings PLC, Equity-Linked Security (a) (c) (d)	11/4/2024-11/8/2024	$2,912	$4,081	0.37%

OAKMARK FUNDS

OAKMARK GLOBAL SELECT FUND
Global Diversification —June 30, 2025 (Unaudited)

		% of Equity Investments
North America		60.8%
	United States		60.8%
Europe		35.9%
	United Kingdom		9.9%
	Germany*		8.5%
	France*		5.3%
	Netherlands*		4.8%
	Switzerland		4.5%
	Denmark		2.9%
Asia		3.3%
	China•		3.3%

*	Euro currency countries comprise 18.6% of equity investments.

Oakmark Global Select Fund	June 30, 2025 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 96.6%
HEALTH CARE – 24.9%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 13.8%
IQVIA Holdings, Inc. (United States) (a)	338	$53,265
Roche Holding AG (Switzerland)	136	44,193
Bayer AG (Germany)	1,420	42,715
		140,173
HEALTH CARE EQUIPMENT & SERVICES – 11.1%
Becton Dickinson & Co. (United States)	280	48,282
Molina Healthcare, Inc. (United States) (a)	128	38,248
Elevance Health, Inc. (United States)	63	24,687
Centene Corp. (United States) (a)	44	2,394
		113,611
		253,784
FINANCIALS – 21.1%
FINANCIAL SERVICES – 11.8%
Capital One Financial Corp. (United States)	223	47,531
Charles Schwab Corp. (United States)	470	42,892
Intercontinental Exchange, Inc. (United States)	166	30,419
		120,842
BANKS – 5.1%
BNP Paribas SA (France)	577	51,864
INSURANCE – 4.2%
American International Group, Inc. (United States)	498	42,636
		215,342
CONSUMER STAPLES – 15.8%
CONSUMER STAPLES DISTRIBUTION & RETAIL – 6.2%
Sysco Corp. (United States)	833	63,069
HOUSEHOLD & PERSONAL PRODUCTS – 5.2%
Reckitt Benckiser Group PLC (United Kingdom)	775	52,732
FOOD, BEVERAGE & TOBACCO – 4.4%
Diageo PLC (United Kingdom)	1,794	45,010
		160,811
CONSUMER DISCRETIONARY – 11.8%
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL – 7.8%
Prosus NV (Netherlands)	838	46,880
Alibaba Group Holding Ltd. (China)	2,317	32,413
		79,293
AUTOMOBILES & COMPONENTS – 4.0%
Mercedes-Benz Group AG (Germany)	359	20,997
Bayerische Motoren Werke AG (Germany)	230	20,453
		41,450
		120,743
COMMUNICATION SERVICES – 10.0%
MEDIA & ENTERTAINMENT – 10.0%
Alphabet, Inc., Class A (United States)	322	56,755
Charter Communications, Inc., Class A (United States) (a)	110	45,165
		101,920
INDUSTRIALS – 9.4%
CAPITAL GOODS – 6.6%
CNH Industrial NV (United States)	5,156	66,817
TRANSPORTATION – 2.8%
DSV AS (Denmark)	120	28,860
		95,677
ENERGY – 3.6%
ConocoPhillips (United States)	407	36,533
TOTAL COMMON STOCKS – 96.6%
(Cost $833,302)		984,810

	Par Value	Value
SHORT-TERM INVESTMENTS – 3.2%
REPURCHASE AGREEMENT – 3.2%
Fixed Income Clearing Corp. Repurchase Agreement, 4.39% dated 6/30/25 due 7/1/25, repurchase price $32,138, collateralized by a United States Treasury Note, 4.000% due 6/30/32, value plus accrued interest of $32,777 (Cost: $32,134)	$32,134	32,134
TOTAL SHORT-TERM INVESTMENTS – 3.2%
(Cost $32,134)		32,134
TOTAL INVESTMENTS – 99.8% (Cost $865,436)		1,016,944
Foreign Currencies (Cost $1) – 0.0% (b)		1
Other Assets In Excess of Liabilities – 0.2%		2,068
TOTAL NET ASSETS – 100.0%		$1,019,013

(a)	Non-income producing security.
(b)	Amount rounds to less than 0.1%.

OAKMARK FUNDS

OAKMARK INTERNATIONAL FUND
Global Diversification —June 30, 2025 (Unaudited)

		% of Equity Investments
Europe		82.7%
	Germany*		22.9%
	France*		21.7%
	United Kingdom		15.3%
	Netherlands*		7.9%
	Switzerland		6.8%
	Sweden		3.6%
	Denmark		1.8%
	Italy*		1.2%
	Ireland*		1.0%
	Spain*		0.5%
Asia		13.5%
	South Korea		4.8%
	Japan		3.9%
	Indonesia		1.9%
	China		1.9%
	India		1.0%
North America		3.8%
	United States		2.9%
	Canada		0.9%

*	Euro currency countries comprise 55.2% of equity investments.

Oakmark International Fund	June 30, 2025 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS AND EQUITY-LINKED SECURITY – 94.7%
INDUSTRIALS – 21.5%
CAPITAL GOODS – 17.9%
CNH Industrial NV (United States)	31,022	$402,040
Ashtead Group PLC (United Kingdom)	5,303	339,851
Daimler Truck Holding AG (Germany)	6,812	322,348
Brenntag SE (Germany)	4,597	304,308
Airbus SE (France)	1,416	295,639
SKF AB, Class B (Sweden)	8,889	203,972
Komatsu Ltd. (Japan)	6,039	198,641
Sandvik AB (Sweden)	6,689	153,352
Volvo AB, Class B (Sweden)	5,029	141,081
Smiths Group PLC (United Kingdom)	2,731	84,186
Siemens AG (Germany)	278	71,197
SMC Corp. (Japan)	154	55,616
		2,572,231
TRANSPORTATION – 2.8%
DSV AS (Denmark)	1,029	247,307
Ryanair Holdings PLC ADR (Ireland) (a)	1,506	86,857
Ryanair Holdings PLC, Equity-Linked Security (Ireland) (b) (c) (d)	2,160	60,766
		394,930
COMMERCIAL & PROFESSIONAL SERVICES – 0.8%
Rentokil Initial PLC (United Kingdom)	25,080	121,213
		3,088,374
CONSUMER DISCRETIONARY – 20.5%
CONSUMER DURABLES & APPAREL – 7.7%
Kering SA (France)	1,941	421,870
adidas AG (Germany)	1,282	298,814
LVMH Moet Hennessy Louis Vuitton SE (France)	405	211,893
Cie Financiere Richemont SA, Class A (Switzerland)	752	141,703
Swatch Group AG (Switzerland)	171	27,822
		1,102,102
AUTOMOBILES & COMPONENTS – 6.4%
Continental AG (Germany)	4,595	401,084
Bayerische Motoren Werke AG (Germany)	3,551	315,675
Mercedes-Benz Group AG (Germany)	3,502	204,958
		921,717
CONSUMER SERVICES – 3.3%
Accor SA (France)	4,382	228,841
Flutter Entertainment PLC (United Kingdom) (b)	612	174,828
Amadeus IT Group SA (Spain)	773	65,124
		468,793
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL – 3.1%
Alibaba Group Holding Ltd. (China)	18,694	261,475
Prosus NV (Netherlands)	3,384	189,224
		450,699
		2,943,311
FINANCIALS – 19.3%
BANKS – 10.1%
BNP Paribas SA (France)	4,807	432,140
KB Financial Group, Inc. (South Korea)	3,985	327,469
Bank Mandiri Persero Tbk. PT (Indonesia)	897,091	269,652
Intesa Sanpaolo SpA (Italy)	28,559	164,557
Axis Bank Ltd. (India)	9,870	138,018
Lloyds Banking Group PLC (United Kingdom)	114,948	121,020
		1,452,856
FINANCIAL SERVICES – 5.2%
Edenred SE (France)	8,510	263,531
Schroders PLC (United Kingdom)	48,079	238,510
EXOR NV (Netherlands)	1,755	176,963
Worldline SA (France) (b)	16,095	67,968
		746,972
INSURANCE – 4.0%
Prudential PLC (United Kingdom)	20,401	255,553
Allianz SE (Germany)	437	177,171
ASR Nederland NV (Netherlands)	2,194	145,690
		578,414
		2,778,242
HEALTH CARE – 12.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 6.6%
Bayer AG (Germany)	12,242	368,223
Eurofins Scientific SE (France)	3,782	269,288
Roche Holding AG (Switzerland)	527	171,724
Novartis AG (Switzerland)	1,102	133,507
		942,742
HEALTH CARE EQUIPMENT & SERVICES – 5.4%
Fresenius Medical Care AG (Germany)	5,983	342,886
Fresenius SE & Co. KGaA (Germany)	5,150	258,912
Smith & Nephew PLC (United Kingdom)	11,735	179,280
		781,078
		1,723,820
CONSUMER STAPLES – 7.2%
FOOD, BEVERAGE & TOBACCO – 4.5%
Pernod Ricard SA (France)	2,898	288,830
Diageo PLC (United Kingdom)	7,665	192,338
Danone SA (France)	1,153	94,187
Asahi Group Holdings Ltd. (Japan)	5,579	74,673
		650,028
HOUSEHOLD & PERSONAL PRODUCTS – 1.7%
Reckitt Benckiser Group PLC (United Kingdom)	3,596	244,584
CONSUMER STAPLES DISTRIBUTION & RETAIL – 1.0%
Koninklijke Ahold Delhaize NV (Netherlands)	3,469	145,081
		1,039,693

OAKMARK FUNDS

Oakmark International Fund	June 30, 2025 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS AND EQUITY-LINKED SECURITY - 94.7% (CONT.)
MATERIALS – 5.9%
Glencore PLC (Switzerland)	119,310	$464,453
Akzo Nobel NV (Netherlands)	3,879	271,396
thyssenkrupp AG (Germany)	10,018	107,651
		843,500
INFORMATION TECHNOLOGY – 4.7%
SOFTWARE & SERVICES – 3.5%
Capgemini SE (France)	1,564	267,299
Open Text Corp. (Canada)	4,184	122,261
Fujitsu Ltd. (Japan)	4,761	116,218
		505,778
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.2%
ASML Holding N.V. (Netherlands)	202	161,881
		667,659
COMMUNICATION SERVICES – 3.0%
MEDIA & ENTERTAINMENT – 3.0%
WPP PLC (United Kingdom)	23,888	168,084
Publicis Groupe SA (France)	1,450	163,469
NAVER Corp. (South Korea)	487	94,730
		426,283
REAL ESTATE – 0.6%
REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.6%
Mitsubishi Estate Co. Ltd. (Japan)	4,685	87,944
TOTAL COMMON STOCKS AND EQUITY-LINKED SECURITY – 94.7%
(Cost $11,830,403)		13,598,826

PREFERRED STOCKS – 1.8%
INFORMATION TECHNOLOGY – 1.8%
TECHNOLOGY HARDWARE & EQUIPMENT – 1.8%
Samsung Electronics Co. Ltd. (South Korea)	6,882	252,432
TOTAL PREFERRED STOCKS – 1.8%
(Cost $333,540)		252,432

	Par Value	Value
SHORT-TERM INVESTMENTS – 2.9%
REPURCHASE AGREEMENT – 1.9%
Fixed Income Clearing Corp. Repurchase Agreement, 4.39% dated 6/30/25 due 7/1/25, repurchase price $274,677, collateralized by a United States Treasury Note, 3.750% due 6/30/27, value plus accrued interest of $280,136 (Cost: $274,643)	$274,643	274,643
COMMERCIAL PAPER – 1.0%
American Honda Finance Corp.,
4.70% - 4.80%, due 07/07/25 - 09/18/25 (e)	75,000	74,707
Campbell's Co., 144A,
4.78%, due 07/02/25 - 07/09/25 (e)(f)	40,000	39,923
AbbVie,Inc., 144A,
4.61% - 4.74%, due 07/07/25 - 07/14/25 (e)(f)	30,000	29,957
TOTAL COMMERCIAL PAPER – 1.0%
(Cost $144,606)		144,587
TOTAL SHORT-TERM INVESTMENTS – 2.9%
(Cost $419,249)		419,230
TOTAL INVESTMENTS – 99.4% (Cost $12,583,192)		14,270,488
Foreign Currencies (Cost $34) – 0.0% (g)		34
Other Assets In Excess of Liabilities – 0.6%		93,293
TOTAL NET ASSETS – 100.0%		$14,363,815

(a)	Sponsored American Depositary Receipt
(b)	Non-income producing security.
(c)	Security is restricted. Security was acquired in transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or period notes below.
(d)	Security is an equity-linked security issues by HSBC Bank Plc. As described in the Notes to the Schedule of Investments, equity linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(e)	The rate shown represents the annualized yield at the time of purchase; not a coupon rate.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers.
(g)	Amount rounds to less than 0.1%.

Oakmark.com

Oakmark International Fund	June 30, 2025 (Unaudited)
Schedule of Investments (in thousands)

Restricted Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings PLC, Equity-Linked Security (b) (c) (d)	11/4/2024-11/8/2024	$43,355	$60,766	0.42%

Schedule of Transactions with Affiliated Issuers

Purchase and sale transactions and dividend and interest income earned during the period on these securities are set forth below (in thousands). The industry, country or geographic region for each of the below affiliates can be found in the Schedule of Investments.

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Realized Gain/(Loss)	Change in Unrealized	Dividend Income	Value September 30, 2024	Value June 30, 2025	Percent of Net Assets
Edenred (a)	8,510	$93,214	$164,322	$(65,661)	$487	$11,765	$399,813	$263,531	1.8%
Worldline	16,095	6,481	6,183	(3,653)	(45,711)	0	117,034	67,968	0.5%
TOTAL	24,605	$99,695	$170,505	$(69,314)	$(45,224)	$11,765	$516,847	$331,499	2.3%

(a) Due to transactions during the period ended June 30, 2025, the company is no longer an affiliate.

OAKMARK FUNDS

OAKMARK INTERNATIONAL SMALL CAP FUND
Global Diversification —June 30, 2025 (Unaudited)

		% of Equity Investments
Europe		72.2%
	Italy*		13.0%
	United Kingdom		12.0%
	Germany*		11.7%
	Sweden		7.3%
	Switzerland		6.7%
	Finland*		5.4%
	Netherlands*		3.3%
	Norway		3.2%
	Denmark		2.8%
	Spain*		2.6%
	Belgium*		2.3%
	France*		1.7%
	Faeroe Islands		0.2%
Asia		17.1%
	Japan		7.7%
	South Korea		5.9%
	China		2.4%
	Indonesia		0.9%
	Philippines		0.2%
Latin America		4.5%
	Mexico		3.7%
	Chile		0.8%
Australasia		3.5%
	Australia		3.5%
Middle East		2.0%
	Israel		2.0%
North America		0.7%
	Canada		0.7%

*	Euro currency countries comprise 40.0% of equity investments.

Oakmark International Small Cap Fund	June 30, 2025 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 95.9%
INDUSTRIALS – 29.8%
CAPITAL GOODS – 16.6%
Duerr AG (Germany)	1,654	$44,023
Azelis Group NV (Belgium)	1,917	30,548
Travis Perkins PLC (United Kingdom)	3,443	28,709
Valmet OYJ (Finland)	803	24,836
Metso OYJ (Finland)	1,867	24,145
Howden Joinery Group PLC (United Kingdom)	2,018	23,713
Konecranes OYJ (Finland)	286	22,711
Fluidra SA (Spain)	577	14,414
MISUMI Group, Inc. (Japan)	1,041	13,963
		227,062
COMMERCIAL & PROFESSIONAL SERVICES – 13.2%
ISS AS (Denmark)	1,344	37,484
Loomis AB (Sweden)	683	28,699
Hays PLC (United Kingdom)	26,779	26,227
Bravida Holding AB (Sweden)	2,098	21,099
Adecco Group AG (Switzerland)	562	16,702
Pagegroup PLC (United Kingdom)	4,147	15,176
Randstad NV (Netherlands)	276	12,734
Mitie Group PLC (United Kingdom)	6,048	11,738
SThree PLC (United Kingdom)	3,349	11,239
		181,098
		408,160
FINANCIALS – 16.7%
FINANCIAL SERVICES – 11.0%
Azimut Holding SpA (Italy)	1,315	42,106
Julius Baer Group Ltd. (Switzerland)	605	40,912
Nexi SpA (Italy)	5,047	30,167
EFG International AG (Switzerland)	1,086	20,119
St. James's Place PLC (United Kingdom)	1,094	17,782
		151,086
BANKS – 5.7%
BNK Financial Group, Inc. (South Korea)	4,288	39,557
iM Financial Group Co. Ltd. (South Korea)	4,109	38,269
		77,826
		228,912
INFORMATION TECHNOLOGY – 11.1%
SOFTWARE & SERVICES – 10.1%
Atea ASA (Norway)	2,688	42,456
TeamViewer SE (Germany) (a)	2,665	29,992
TIS, Inc. (Japan)	703	23,601
Sopra Steria Group (France)	95	23,036
Sapiens International Corp. NV (Israel)	478	13,971
BIPROGY, Inc. (Japan)	113	4,745
		137,801
TECHNOLOGY HARDWARE & EQUIPMENT – 1.0%
Jenoptik AG (Germany)	610	14,034
		151,835
CONSUMER DISCRETIONARY – 10.4%
AUTOMOBILES & COMPONENTS – 5.2%
Autoliv, Inc. (Sweden)	237	26,565
Pirelli & C SpA (Italy)	3,528	24,326
Dometic Group AB (Sweden)	4,832	20,216
		71,107
CONSUMER SERVICES – 2.3%
Wynn Macau Ltd. (China)	46,950	32,417
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL – 1.6%
Fielmann Group AG (Germany)	330	22,027
CONSUMER DURABLES & APPAREL – 1.3%
Ermenegildo Zegna NV (Italy)	2,035	17,396
		142,947
CONSUMER STAPLES – 8.9%
FOOD, BEVERAGE & TOBACCO – 5.8%
Davide Campari-Milano NV (Italy)	4,921	33,098
JDE Peet's NV (Netherlands)	1,078	30,775
Strauss Group Ltd. (Israel)	464	12,709
Bakkafrost P (Faeroe Islands)	59	2,642
		79,224
HOUSEHOLD & PERSONAL PRODUCTS – 1.6%
Kimberly-Clark de Mexico SAB de CV, Class A (Mexico)	11,889	21,750
CONSUMER STAPLES DISTRIBUTION & RETAIL – 1.5%
Sugi Holdings Co. Ltd. (Japan)	935	21,403
		122,377
HEALTH CARE – 6.7%
HEALTH CARE EQUIPMENT & SERVICES – 4.4%
Amplifon SpA (Italy)	1,039	24,383
Ansell Ltd. (Australia)	975	19,443
Medmix AG (Switzerland)	682	10,384
ConvaTec Group PLC (United Kingdom)	1,619	6,407
		60,617
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 2.3%
Grifols SA ADR (Spain) (a) (b)	2,218	20,054
Gerresheimer AG (Germany)	190	10,727
		30,781
		91,398
COMMUNICATION SERVICES – 5.4%
MEDIA & ENTERTAINMENT – 4.6%
oOh!media Ltd. (Australia)	23,990	27,237
Megacable Holdings SAB de CV (Mexico)	9,680	27,128
Hakuhodo DY Holdings, Inc. (Japan)	1,058	8,785
		63,150

OAKMARK FUNDS

Oakmark International Small Cap Fund	June 30, 2025 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 95.9% (cont.)
COMMUNICATION SERVICES – 5.4% (cont.)
TELECOMMUNICATION SERVICES – 0.8%
Sarana Menara Nusantara Tbk. PT (Indonesia)	376,873	$11,467
		74,617
REAL ESTATE – 3.8%
REAL ESTATE MANAGEMENT & DEVELOPMENT – 3.8%
Katitas Co. Ltd. (Japan)	1,658	28,799
Colliers International Group, Inc. (Canada)	75	9,865
LSL Property Services PLC (United Kingdom)	2,183	9,501
Ayala Land, Inc. (Philippines)	6,597	3,162
		51,327
MATERIALS – 3.1%
Lanxess AG (Germany)	1,159	34,492
Essentra PLC (United Kingdom)	5,638	8,281
		42,773
TOTAL COMMON STOCKS – 95.9%
(Cost $1,107,467)		1,314,346

PREFERRED STOCKS – 0.7%
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES – 0.7%
Embotelladora Andina SA (Chile)	2,516	10,263
TOTAL PREFERRED STOCKS – 0.7%
(Cost $7,311)		10,263

	Par Value	Value
SHORT-TERM INVESTMENTS – 2.8%
REPURCHASE AGREEMENT – 2.8%
Fixed Income Clearing Corp. Repurchase Agreement, 4.39% dated 6/30/25 due 7/1/25, repurchase price $38,314, collateralized by a United States Treasury Note, 3.750% due 6/30/27, value plus accrued interest of $39,076 (Cost: $38,310)	$38,310	38,310
TOTAL SHORT-TERM INVESTMENTS – 2.8%
(Cost $38,310)		38,310
TOTAL INVESTMENTS – 99.4% (Cost $1,153,088)		1,362,919
Foreign Currencies (Cost $1,715) – 0.1%		1,727
Other Assets In Excess of Liabilities – 0.5%		6,596
TOTAL NET ASSETS – 100.0%		$1,371,242

(a)	Non-income producing security.
(b)	Sponsored American Depositary Receipt

Oakmark.com

Oakmark Equity and Income Fund	June 30, 2025 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 59.2%
FINANCIALS – 18.4%
FINANCIAL SERVICES – 12.5%
Capital One Financial Corp.	652	$138,613
Charles Schwab Corp.	1,237	112,830
Corebridge Financial, Inc.	3,096	109,914
Intercontinental Exchange, Inc.	584	107,220
Ally Financial, Inc.	2,169	84,494
Nasdaq, Inc.	906	81,033
Fiserv, Inc. (a)	426	73,412
State Street Corp.	568	60,422
Blackrock, Inc.	10	10,388
		778,326
INSURANCE – 4.2%
American International Group, Inc.	1,110	94,971
Reinsurance Group of America, Inc.	425	84,342
Willis Towers Watson PLC	274	84,042
		263,355
BANKS – 1.7%
Bank of America Corp.	2,212	104,678
		1,146,359
CONSUMER DISCRETIONARY – 10.6%
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL – 3.9%
Amazon.com, Inc. (a) (b)	533	117,022
Lithia Motors, Inc.	246	83,205
Genuine Parts Co.	330	39,972
		240,199
CONSUMER SERVICES – 2.9%
Airbnb, Inc., Class A (a)	775	102,564
Wendy's Co.	6,849	78,214
		180,778
AUTOMOBILES & COMPONENTS – 2.0%
BorgWarner, Inc.	1,990	66,615
General Motors Co.	1,194	58,747
		125,362
CONSUMER DURABLES & APPAREL – 1.8%
Brunswick Corp.	1,341	74,099
NIKE, Inc., Class B	540	38,369
		112,468
		658,807
INDUSTRIALS – 7.3%
COMMERCIAL & PROFESSIONAL SERVICES– 3.4%
Equifax, Inc.	379	98,353
OPENLANE, Inc. (a)	2,724	66,602
ABM Industries, Inc.	1,060	50,028
		214,983
CAPITAL GOODS – 2.8%
Deere & Co.	116	59,137
Masco Corp.	718	46,198
Owens Corning	254	34,903
Allison Transmission Holdings, Inc.	332	31,546
		171,784
TRANSPORTATION – 1.1%
Delta Air Lines, Inc.	1,369	67,323
		454,090
COMMUNICATION SERVICES – 7.0%
MEDIA & ENTERTAINMENT – 7.0%
Alphabet, Inc., Class A	885	155,875
Charter Communications, Inc., Class A (a)	227	92,759
Warner Music Group Corp., Class A	2,447	66,643
Comcast Corp., Class A	1,699	60,645
Warner Bros. Discovery, Inc. (a)	5,096	58,394
		434,316
HEALTH CARE – 6.3%
HEALTH CARE EQUIPMENT & SERVICES – 3.8%
GE HealthCare Technologies, Inc.	864	63,967
Elevance Health, Inc.	155	60,094
Centene Corp. (a)	813	44,151
Molina Healthcare, Inc. (a)	137	40,932
Zimmer Biomet Holdings, Inc.	335	30,546
		239,690
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 2.5%
IQVIA Holdings, Inc. (a)	442	69,607
Merck & Co., Inc.	624	49,412
Charles River Laboratories International, Inc. (a)	123	18,648
ICON PLC (a)	126	18,341
		156,008
		395,698
ENERGY – 4.4%
Phillips 66	1,060	126,494
ConocoPhillips	1,319	118,403
Targa Resources Corp.	185	32,205
		277,102
INFORMATION TECHNOLOGY – 2.3%
TECHNOLOGY HARDWARE & EQUIPMENT – 2.3%
TE Connectivity PLC	625	105,415
CDW Corp.	195	34,878
		140,293
CONSUMER STAPLES – 1.5%
FOOD, BEVERAGE & TOBACCO – 1.5%
Keurig Dr. Pepper, Inc.	2,845	94,069

OAKMARK FUNDS

Oakmark Equity and Income Fund	June 30, 2025 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 59.2% (cont.)
MATERIALS – 1.4%
Glencore PLC	22,886	$89,091
TOTAL COMMON STOCKS – 59.2%
(Cost $2,734,371)		3,689,825

	Par Value	Value
FIXED INCOME – 39.0%
CORPORATE BONDS – 18.2%
FINANCIALS – 6.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
5.375%, due 12/15/31	$29,150	29,791
Ally Financial, Inc.
6.992% (1 day USD SOFR + 3.260%), due 06/13/29 (c)	9,250	9,737
Ally Financial, Inc., Series B
4.70% (5 yr. CMT + 3.868%) (c) (d)	23,750	22,931
Ally Financial, Inc., Series C
4.70% (7 yr. CMT + 3.481%) (c) (d)	2,000	1,794
Apollo Commercial Real Estate Finance, Inc., 144A
4.625%, due 06/15/29 (e)	20,373	19,368
Arthur J Gallagher & Co.
5.55%, due 02/15/55	2,000	1,918
Bank of America Corp.
4.623% (1 day USD SOFR + 1.110%), due 05/09/29 (c)	13,575	13,661
Capital One Financial Corp.
7.624% (1 day USD SOFR + 3.070%), due 10/30/31 (c)	19,600	22,145
Charles Schwab Corp.
5.853% (1 day USD SOFR + 2.500%), due 05/19/34 (c)	23,750	25,230
Citadel Securities Global Holdings LLC, 144A
6.20%, due 06/18/35 (e)	2,000	2,052
Citigroup, Inc., Series AA
7.625% (5 yr. CMT + 3.211%) (c) (d)	14,500	15,260
First Citizens BancShares, Inc.
5.231% (1 day USD SOFR + 1.410%), due 03/12/31 (c)	18,250	18,346
6.254% (5 yr. CMT + 1.970%), due 03/12/40 (c)	13,250	13,184
Goldman Sachs Group, Inc.
5.218% (1 day USD SOFR + 1.580%), due 04/23/31 (c)	25,650	26,296
Jane Street Group/JSG Finance, Inc., 144A
6.75%, due 05/01/33 (e)	15,000	15,423
JPMorgan Chase & Co.
5.14% (1 day USD SOFR + 1.010%), due 01/24/31 (c)	27,250	27,944
5.103% (1 day USD SOFR + 1.435%), due 04/22/31 (c)	7,500	7,686
KKR Group Finance Co. XII LLC, 144A
4.85%, due 05/17/32 (e)	9,000	8,955
LPL Holdings, Inc.
5.15%, due 06/15/30	14,225	14,401
Morgan Stanley
5.192% (1 day USD SOFR + 1.510%), due 04/17/31 (c)	14,850	15,223
Pershing Square Holdings Ltd., 144A
3.25%, due 11/15/30 (e)	14,000	12,688
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 144A
4.00%, due 10/15/33 (e)	3,745	3,351
3.875%, due 03/01/31 (e)	3,330	3,087
South State Bank NA
8.375% (3 mo. USD Term SOFR + 4.605%), due 08/15/34 (c)	9,350	9,584
Stifel Financial Corp.
4.00%, due 05/15/30	12,242	11,768
Truist Financial Corp.
5.867% (1 day USD SOFR + 2.361%), due 06/08/34 (c)	9,750	10,186
Wells Fargo & Co.
5.15% (1 day USD SOFR + 1.500%), due 04/23/31 (c)	20,750	21,251
5.605% (1 day USD SOFR + 1.740%), due 04/23/36 (c)	1,350	1,393
Willis North America, Inc.
5.90%, due 03/05/54	4,600	4,572
		389,225
CONSUMER DISCRETIONARY – 3.7%
American Honda Finance Corp.
5.20%, due 03/05/35	10,000	9,946
Aptiv Swiss Holdings Ltd.
5.15%, due 09/13/34	13,750	13,271
AutoNation, Inc.
1.95%, due 08/01/28	4,940	4,580
AutoZone, Inc.
5.125%, due 06/15/30	2,750	2,819
Beacon Roofing Supply Inc, 144A
6.75%, due 04/30/32 (e)	13,750	14,165
Brunswick Corp.
2.40%, due 08/18/31	35,813	30,454
Daimler Truck Finance North America LLC, 144A
5.25%, due 01/13/30 (e)	23,500	24,050
Expedia Group, Inc.
4.625%, due 08/01/27	13,576	13,631
General Motors Financial Co., Inc.
6.15%, due 07/15/35	10,000	10,225
Hyatt Hotels Corp.
5.75%, due 03/30/32	20,000	20,532
Hyundai Capital America, 144A
5.40%, due 06/23/32 (e)	4,000	4,051
Lear Corp.
2.60%, due 01/15/32	6,935	5,976
Lithia Motors, Inc., 144A
3.875%, due 06/01/29 (e)	8,540	8,145
4.375%, due 01/15/31 (e)	5,000	4,754
M/I Homes, Inc.
3.95%, due 02/15/30	7,100	6,641
Marriott International, Inc., Series FF
4.625%, due 06/15/30	9,400	9,422

Oakmark.com

Oakmark Equity and Income Fund	June 30, 2025 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 39.0% (cont.)
CORPORATE BONDS – 18.2% (cont.)
CONSUMER DISCRETIONARY – 3.7% (cont.)
MGM Resorts International
4.75%, due 10/15/28	$13,875	$13,709
Phinia Inc, 144A
6.625%, due 10/15/32 (e)	6,523	6,625
Starbucks Corp.
5.40%, due 05/15/35	10,000	10,189
Thor Industries, Inc., 144A
4.00%, due 10/15/29 (e)	17,250	16,165
		229,350
INDUSTRIALS – 2.4%
Boeing Co.
6.858%, due 05/01/54	18,500	20,252
Bombardier, Inc., 144A
6.75%, due 06/15/33 (e)	15,000	15,543
Caterpillar, Inc.
5.50%, due 05/15/55	3,250	3,239
Deere & Co.
5.45%, due 01/16/35	10,000	10,417
Delta Air Lines, Inc.
5.25%, due 07/10/30	13,000	13,084
GXO Logistics, Inc.
6.50%, due 05/06/34	8,200	8,577
Hilton Domestic Operating Co., Inc., 144A
3.625%, due 02/15/32 (e)	18,500	16,758
3.75%, due 05/01/29 (e)	9,000	8,628
Molex Electronic Technologies LLC, 144A
5.25%, due 04/30/32 (e)	7,750	7,864
4.75%, due 04/30/28 (e)	3,000	3,019
United Airlines, Inc., 144A
4.625%, due 04/15/29 (e)	10,000	9,707
United Parcel Service, Inc.
5.95%, due 05/14/55	8,250	8,466
Viterra Finance BV, 144A
5.25%, due 04/21/32 (e)	13,150	13,362
2.00%, due 04/21/26 (e)	11,400	11,157
		150,073
ENERGY – 1.8%
Aker BP ASA, 144A
4.00%, due 01/15/31 (e)	10,000	9,498
APA Corp, 144A
5.35%, due 07/01/49 (e)	10,000	7,938
EOG Resources, Inc.
5.00%, due 07/15/32	5,600	5,668
Expand Energy Corp.
4.75%, due 02/01/32	25,000	24,310
Parsley Energy LLC/Parsley Finance Corp., 144A
4.125%, due 02/15/28 (e)	26,312	25,807
Patterson-UTI Energy, Inc.
7.15%, due 10/01/33	15,000	15,359
Valero Energy Corp.
6.625%, due 06/15/37	5,511	5,931
5.15%, due 02/15/30	4,239	4,323
Williams Cos., Inc.
5.30%, due 09/30/35	10,000	10,010
		108,844
HEALTH CARE – 1.2%
CVS Health Corp.
4.78%, due 03/25/38	20,000	18,355
GE HealthCare Technologies, Inc.
5.50%, due 06/15/35	2,625	2,688
Humana, Inc.
5.375%, due 04/15/31	10,000	10,229
Icon Investments Six DAC
6.00%, due 05/08/34	20,000	20,440
Select Medical Corp, 144A
6.25%, due 12/01/32 (e)	25,000	25,149
		76,861
REAL ESTATE – 1.1%
Alexandria Real Estate Equities, Inc.
5.50%, due 10/01/35	14,892	15,058
CBRE Services, Inc.
4.80%, due 06/15/30	10,000	10,031
2.50%, due 04/01/31	10,750	9,501
GLP Capital LP/GLP Financing II, Inc.
4.00%, due 01/15/31	9,425	8,883
5.75%, due 06/01/28	4,975	5,098
5.375%, due 04/15/26	3,925	3,926
Omega Healthcare Investors, Inc.
5.20%, due 07/01/30	2,425	2,439
RHP Hotel Properties LP/RHP Finance Corp., 144A
4.50%, due 02/15/29 (e)	10,875	10,629
RHP Hotel Properties LP/RHP Finance Corp., 144A
6.50%, due 06/15/33 (e)	5,000	5,144
		70,709
CONSUMER STAPLES – 0.7%
Bacardi-Martini BV, 144A
6.00%, due 02/01/35 (e)	13,600	14,040
Dollar General Corp.
5.45%, due 07/05/33	20,000	20,452
Philip Morris International, Inc.
4.875%, due 04/30/35	10,000	9,866
		44,358
MATERIALS – 0.6%
Celanese U.S. Holdings LLC
6.75%, due 04/15/33	10,000	10,104
Glencore Funding LLC, 144A
2.625%, due 09/23/31 (e)	10,000	8,778
LYB International Finance III LLC
6.15%, due 05/15/35	15,000	15,569
		34,451
COMMUNICATION SERVICES – 0.3%
Meta Platforms, Inc.
4.75%, due 08/15/34	10,000	10,047
Vail Resorts, Inc., 144A
5.625%, due 07/15/30 (e)	7,750	7,779
		17,826

OAKMARK FUNDS

Oakmark Equity and Income Fund	June 30, 2025 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 39.0% (cont.)
CORPORATE BONDS – 18.2% (cont.)
UTILITIES – 0.2%
Southern Co., Series 21-A
3.75% (5 yr. CMT + 2.915%), due 09/15/51 (c)	$13,750	$13,561
Total Corporate Bonds
(Cost $1,131,131)		1,135,258

MORTGAGE-BACKED SECURITIES – 7.3%
Federal Home Loan Mortgage Corp., Pool SD6595
5.50%, due 10/01/54	39,162	39,500
Federal National Mortgage Association, Pool CB8992
5.50%, due 08/01/54	35,262	35,470
Federal Home Loan Mortgage Corp., Pool SD5400
2.00%, due 01/01/52	38,420	30,786
Federal National Mortgage Association, Pool FA0201
5.50%, due 12/01/54	30,026	30,100
Federal National Mortgage Association, Pool FA1274
2.00%, due 02/01/52	36,758	29,386
Federal Home Loan Mortgage Corp., Pool RJ2202
5.50%, due 08/01/54	27,970	28,112
Federal Home Loan Mortgage Corp., Pool SD3470
2.50%, due 06/01/52	32,436	27,317
Federal National Mortgage Association, Pool BW9842
4.50%, due 09/01/52	26,165	25,166
Federal Home Loan Mortgage Corp., Pool SD6569
5.50%, due 10/01/54	25,024	25,130
Federal National Mortgage Association, Pool FS8007
5.50%, due 06/01/54	22,675	22,871
Federal Home Loan Mortgage Corp., Pool SD6577
5.50%, due 09/01/54	20,387	20,437
Federal Home Loan Mortgage Corp., Pool SD4953
2.50%, due 11/01/51	23,301	19,663
Federal Home Loan Mortgage Corp., Pool QJ4474
5.50%, due 09/01/54	19,428	19,502
Federal National Mortgage Association, Pool FS9114
5.50%, due 09/01/54	19,042	19,088
Federal Home Loan Mortgage Corp., Pool SD8188
2.00%, due 01/01/52	23,711	18,826
Federal National Mortgage Association, Pool CB0830
2.50%, due 06/01/51	19,866	16,748
Federal National Mortgage Association, Pool BU1118
2.50%, due 10/01/51	15,975	13,381
Federal National Mortgage Association, Pool CB4851
4.50%, due 08/01/54	12,776	12,225
Federal National Mortgage Association, Pool DC7132
5.50%, due 12/01/54	6,822	6,857
Federal Home Loan Mortgage Corp., Pool SD4990
5.00%, due 10/01/53	6,392	6,286
Federal National Mortgage Association, Pool BW9905
4.50%, due 10/01/52	6,419	6,167
Federal Home Loan Mortgage Corp., Pool RA8038
4.50%, due 10/01/52	3,290	3,164
TOTAL MORTGAGE-BACKED SECURITIES – 7.3%
(Cost $454,108)		456,182

COLLATERALIZED MORTGAGE OBLIGATIONS – 4.8%
Federal Home Loan Mortgage Corp. REMICS, Series 5369-Class Z
6.00%, due 01/25/54	21,847	22,323
Government National Mortgage Association REMICS, Series 2023-149-Class DZ
5.50%, due 10/20/53	19,724	19,885
Federal Home Loan Mortgage Corp. REMICS, Series 5408-Class QZ
5.50%, due 04/25/54	17,432	17,286
Chase Home Lending Mortgage Trust, Series 2024-6-Class B1, 144A
7.09%, due 05/25/55 (c) (e)	15,330	16,202
Bank, Series 2022-BNK40-Class A4
3.504%, due 03/15/64 (c)	17,000	15,618
JP Morgan Mortgage Trust, Series 2024-6-Class B1, 144A
6.924%, due 12/25/54 (c) (e)	14,811	15,529
JP Morgan Mortgage Trust, Series 2024-9-Class B1, 144A
7.001%, due 02/25/55 (c) (e)	14,062	14,813
Government National Mortgage Association REMICS, Seres 2023-164-Class BZ
6.00%, due 11/20/53	13,461	14,109
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through, Series K-167-Class A2
4.76%, due 10/25/34	13,000	13,184
Chase Home Lending Mortgage Trust, Series 2024-1-Class B1, 144A
6.674%, due 01/25/55 (c) (e)	12,454	12,810
JP Morgan Mortgage Trust, Series 2024-6-Class B2, 144A
6.924%, due 12/25/54 (c) (e)	10,793	11,221
Federal National Mortgage Association REMICS, Series 2023-54-Class GZ
6.50%, due 11/25/53	10,101	10,831
Sequoia Mortgage Trust, Series 2024-6-Class B1, 144A
6.576%, due 07/27/54 (c) (e)	10,316	10,592

Oakmark.com

Oakmark Equity and Income Fund	June 30, 2025 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 39.0% (cont.)
COLLATERALIZED MORTGAGE OBLIGATIONS – 4.8% (cont.)
JP Morgan Mortgage Trust, Series 2024-12-Class B2, 144A
6.64%, due 06/25/55 (c) (e)	$10,210	$10,433
Federal Home Loan Mortgage Corp. REMICS, Series 5389-Class BZ
5.00%, due 03/25/54	10,915	10,338
JP Morgan Mortgage Trust, Series 2024-12-Class B1, 144A
6.64%, due 06/25/55 (c) (e)	9,290	9,561
Federal Home Loan Mortgage Corp. REMICS, Series 5413-Class Z
5.50%, due 05/25/54	8,525	8,811
Sequoia Mortgage Trust, Series 2024-9-Class B1A, 144A
6.00%, due 10/25/54 (c) (e)	8,060	8,066
GS Mortgage-Backed Securities Trust, Series 2025-PJ6-Class B1, 144A
6.549%, due 11/25/55 (c) (e)	7,000	7,163
JP Morgan Mortgage Trust, Series 2025-CCM1-Class B1, 144A
6.113%, due 06/25/55 (c) (e)	6,815	6,838
RCKT Mortgage Trust, Series 2021-5-Class B2A, 144A
2.919%, due 11/25/51 (c) (e)	8,357	6,828
JP Morgan Mortgage Trust, Series 2025-CCM2-Class B2, 144A
6.58%, due 09/25/55 (c) (e)	6,108	6,131
JP Morgan Mortgage Trust, Series 2025-CCM1-Class B2, 144A
6.113%, due 06/25/55 (c) (e)	4,969	4,953
RCKT Mortgage Trust, Series 2025-1-Class B2A, 144A
6.483%, due 03/25/55 (c) (e)	4,735	4,887
GS Mortgage-Backed Securities Trust, Series 2025-PJ3-Class B2, 144A
6.207%, due 07/25/55 (c) (e)	4,860	4,841
Chase Home Lending Mortgage Trust, Series 2025-4-Class B1, 144A
6.651%, due 03/25/56 (c) (e)	3,990	4,144
GS Mortgage-Backed Securities Trust, Series 2025-PJ3-Class B1, 144A
6.207%, due 07/25/55 (c) (e)	3,797	3,822
Bank, Series 2022-BNK40-Class AS
3.504%, due 03/15/64 (c)	3,500	3,123
GS Mortgage-Backed Securities Trust, Series 2025-PJ4-Class B1, 144A
6.497%, due 09/25/55 (c) (e)	1,996	2,050
GS Mortgage-Backed Securities Trust, Series 2025-PJ1-Class B2, 144A
6.20%, due 06/25/55 (c) (e)	1,754	1,706
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS – 4.8%
(Cost $292,908)		298,098

GOVERNMENT AND AGENCY SECURITIES – 3.9%
U.S. GOVERNMENT BONDS – 2.9%
U.S. Treasury Bonds
4.50%, due 11/15/54	72,500	69,090
4.75%, due 02/15/45	43,700	43,468
3.625%, due 02/15/53	50,000	40,817
4.625%, due 11/15/44	29,425	28,804
		182,179
U.S. GOVERNMENT NOTES – 1.0%
4.25%, due 05/15/35	60,000	60,093
Total Government and Agency Securities
(Cost $246,554)		242,272

BANK LOANS(f) – 2.4%
CONSUMER STAPLES – 0.9%
Medline Borrower LP 2024 USD Add-on Term Loan B
6.577% (1 mo. USD Term SOFR + 2.250%), due 10/23/28 (c)	19,953	19,963
Belron Finance 2019 LLC 2024 USD Term Loan B
7.049% (3 mo. USD Term SOFR + 2.750%), due 10/16/31 (c)	13,399	13,445
Wand NewCo 3, Inc. 2025 Repriced Term Loan B
6.827% (1 mo. USD Term SOFR + 2.500%), due 01/30/31 (c)	24,062	23,939
		57,347
FINANCIALS – 0.5%
Citadel Securities LP 2024 First Lien Term Loan
6.327% (1 mo. USD Term SOFR + 2.000%), due 10/31/31 (c)	19,628	19,700
Blackstone Mortgage Trust, Inc. 2025 Term Loan B6
7.327% (1 mo. USD Term SOFR + 3.000%), due 12/10/30 (c)	9,975	9,981
		29,681
INDUSTRIALS – 0.4%
Clydesdale Acquisition Holdings, Inc. 2025 Delayed Draw Term Loan
1.625%, due 04/01/32 (g)	86	85
Boost Newco Borrower LLC 2025 USD Term Loan B
6.296% (3 mo. USD Term SOFR + 2.000%), due 01/31/31 (c)	14,925	14,956
Clydesdale Acquisition Holdings, Inc. 2025 Term Loan B
7.577% (1 mo. USD Term SOFR + 3.250%), due 04/01/32 (c)	4,914	4,892
SkyMiles IP Ltd. 2020 Skymiles Term Loan B
8.022% (3 mo. USD Term SOFR + 3.750%), due 10/20/27 (c)	4,293	4,314
		24,247

OAKMARK FUNDS

Oakmark Equity and Income Fund	June 30, 2025 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 39.0% (cont.)
BANK LOANS(f) – 2.4% (cont.)
CONSUMER DISCRETIONARY – 0.4%
Raising Cane's Restaurants LLC 2024 Term Loan B
6.327% (1 mo. USD Term SOFR + 2.000%), due 09/18/31 (c)	$9,925	$9,975
Peer Holding III BV 2025 USD Term Loan B4B
6.796% (3 mo. USD Term SOFR + 2.500%), due 10/28/30 (c)	8,811	8,858
Peer Holding III BV 2025 USD Term Loan B5B
6.796% (3 mo. USD Term SOFR + 2.500%), due 07/01/31 (c)	4,975	4,997
		23,830
ENERGY – 0.2%
ChampionX Corp. 2022 Term Loan B2
7.177% (1 mo. USD Term SOFR + 2.750%), due 06/07/29 (c)	16,090	16,090
Total Bank Loans
(Cost $150,778)		151,195

ASSET BACKED SECURITIES – 2.4%
Santander Drive Auto Receivables Trust, Series 2024-4-Class D,
5.32%, due 12/15/31	21,750	21,977
CPS Auto Receivables Trust, Series 2023-D-Class D, 144A,
7.80%, due 01/15/30 (e)	9,237	9,652
Exeter Automobile Receivables Trust, Series 2025-2A-Class D,
5.89%, due 07/15/31	9,000	9,239
CarMax Auto Owner Trust , Series 2023-1-Class D,
6.27%, due 11/15/29	8,500	8,655
Sierra Timeshare Receivables Funding LLC, Series 2025-1A-Class D, 144A,
6.86%, due 01/21/42 (e)	8,463	8,276
Carvana Auto Receivables Trust, Series 2024-P3-Class D,
5.39%, due 09/10/32	8,000	7,978
CPS Auto Receivables Trust, Series 2024-B-Class E, 144A,
8.36%, due 11/17/31 (e)	7,250	7,535
CPS Auto Receivables Trust, Series 2022-A-Class E, 144A,
4.88%, due 04/16/29 (e)	7,500	7,428
Hyundai Auto Receivables Trust, Series 2025-B-Class C,
4.92%, due 07/15/32	6,800	6,864
CPS Auto Receivables Trust, Series 2024-C-Class E, 144A,
8.04%, due 03/15/32 (e)	5,000	5,155
HPEFS Equipment Trust, Series 2024-2A-Class D, 144A,
5.82%, due 04/20/32 (e)	4,460	4,538
Carvana Auto Receivables Trust, Series 2023-P2-Class D, 144A,
6.72%, due 06/10/30 (e)	4,000	4,169
CPS Auto Receivables Trust, Series 2023-C-Class E, 144A,
9.66%, due 02/18/31 (e)	3,750	4,073
CarMax Auto Owner Trust , Series 2025-2-Class C,
5.16%, due 01/15/31	3,750	3,805
Exeter Automobile Receivables Trust, Series 2025-3A-Class D,
5.57%, due 10/15/31	3,500	3,558
Sierra Timeshare Receivables Funding LLC, Series 2024-1A-Class C, 144A,
5.94%, due 01/20/43 (e)	3,266	3,302
CPS Auto Receivables Trust, Series 2024-A-Class D, 144A,
6.13%, due 04/15/30 (e)	3,200	3,264
Carvana Auto Receivables Trust, Series 2025-P1-Class N,144A,
5.66%, due 03/10/33 (e)	3,257	3,257
CPS Auto Receivables Trust, Series 2024-A-Class E, 144A,
8.42%, due 08/15/31 (e)	3,100	3,214
Sierra Timeshare Receivables Funding LLC, Series 2023-2A-Class C, 144A,
7.30%, due 04/20/40 (e)	3,080	3,186
CPS Auto Receivables Trust, Series 2022-C-Class E, 144A,
9.08%, due 04/15/30 (e)	3,000	3,150
Sierra Timeshare Receivables Funding LLC, Series 2023-3A-Class C, 144A,
7.12%, due 09/20/40 (e)	3,004	3,099
Sierra Timeshare Receivables Funding LLC, Series 2024-3A-Class C, 144A,
5.32%, due 08/20/41 (e)	3,070	3,066
Sierra Timeshare Receivables Funding LLC, Series 2024-2A-Class D, 144A,
7.48%, due 06/20/41 (e)	2,567	2,568
Carvana Auto Receivables Trust, Series 2024-P4-Class D,,
5.60%, due 12/10/32	2,532	2,562
Sierra Timeshare Receivables Funding LLC, Series 2023-2A-Class D, 144A,
9.72%, due 04/20/40 (e)	2,145	2,229
Carvana Auto Receivables Trust, Series 2024-P2-Class D,
6.10%, due 06/10/31	1,625	1,670
Sierra Timeshare Receivables Funding LLC, Series 2024-1A-Class D, 144A,
8.02%, due 01/20/43 (e)	1,597	1,627
CarMax Auto Owner Trust , Series 2025-2-Class D,
5.74%, due 10/15/31	1,000	1,026

Oakmark.com

Oakmark Equity and Income Fund	June 30, 2025 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 39.0% (cont.)
ASSET BACKED SECURITIES – 2.4% (cont.)
Sierra Timeshare Receivables Funding LLC, Series 2022-2A-Class C, 144A,
6.36%, due 06/20/40 (e)	$433	$436
Sierra Timeshare Receivables Funding LLC, Series 2022-2A-Class D, 144A,
9.22%, due 06/20/40 (e)	217	222
Carvana Auto Receivables Trust, Series 2024-P4-Class N, 144A,
5.86%, due 12/10/32 (e)	143	143
Total Asset Backed Securities
(Cost $147,286)		150,923
TOTAL FIXED INCOME – 39.0%
(Cost $2,422,765)		2,433,928

SHORT-TERM INVESTMENTS – 2.0%
REPURCHASE AGREEMENT – 2.0%
Fixed Income Clearing Corp. Repurchase Agreement, 4.39% dated 6/30/25 due 7/1/25, repurchase price $124,327, collateralized by United States Treasury Notes, 3.750% - 3.875% due 5/31/27 - 6/30/27, aggregate value plus accrued interest of $126,798 (Cost: $124,312)	124,312	124,312
TOTAL SHORT-TERM INVESTMENTS – 2.0%
(Cost $124,312)		124,312
TOTAL INVESTMENTS – 100.2%
(Cost $5,281,448)		6,248,065
Liabilities In Excess of Other Assets – (0.2)%		(13,158)
NET ASSETS – 100.0%		$6,234,907

(a)	Non-income producing security.
(b)	All or a portion of this investment is held in connection with one or more options within the Fund.
(c)	Floating Rate Note. Rate shown is as of June 30, 2025.
(d)	Security is perpetual and has no stated maturity date.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers.
(f)	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
(g)	All or a portion of this investment is an unfunded loan commitment (See Note 5).

Abbreviations:

SOFR: Secured Overnight Financing Rate

OAKMARK FUNDS

Oakmark Equity and Income Fund	June 30, 2025 (Unaudited)
Schedule of Investments (in thousands)

WRITTEN OPTIONS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums (Received) by Fund	Unrealized Gain/(Loss)
CALLS
Amazon.com, Inc.	$220.00	9/19/25	(1,000)	$(21,939)	$(1,383)	$(1,107)	$(276)
				$(21,939)	$(1,383)	$(1,107)	$(276)
PUTS
Salesforce, Inc.	$270.00	9/19/25	(1,500)	$(40,904)	$(2,220)	$(2,752)	$532
				$(40,904)	$(2,220)	$(2,752)	$532

Oakmark.com

Oakmark Bond Fund	June 30, 2025 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 97.3%
CORPORATE BONDS – 46.5%
FINANCIALS – 10.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
5.375%, due 12/15/31	$1,500	$1,533
Ally Financial, Inc., Series C
4.70% (7 yr. CMT + 3.481%) (a) (b)	1,000	897
Apollo Commercial Real Estate Finance, Inc., 144A
4.625%, due 06/15/29 (c)	1,000	951
Arthur J Gallagher & Co.
5.55%, due 02/15/55	750	719
Capital One Financial Corp.
7.624% (1 day USD SOFR + 3.070%), due 10/30/31 (a)	600	678
Charles Schwab Corp.
5.853% (1 day USD SOFR + 2.500%), due 05/19/34 (a)	1,350	1,434
Citadel Securities Global Holdings LLC, 144A
6.20%, due 06/18/35 (c)	1,000	1,026
First Citizens BancShares, Inc.
5.231%(1 day USD SOFR + 1.410%), due 03/12/31 (a)	1,500	1,508
6.254%(5 yr. CMT + 1.970%), due 03/12/40 (a)	750	746
Goldman Sachs Group, Inc.
5.218% (1 day USD SOFR + 1.580%), due 04/23/31 (a)	1,000	1,025
Jane Street Group/JSG Finance, Inc., 144A
6.75%, due 05/01/33 (c)	1,500	1,542
JPMorgan Chase & Co.
5.103% (1 day USD SOFR + 1.435%), due 04/22/31 (a)	2,500	2,562
KKR Group Finance Co. XII LLC, 144A
4.85%, due 05/17/32 (c)	1,000	995
LPL Holdings, Inc.
5.15%, due 06/15/30	500	506
Morgan Stanley
5.192% (1 day USD SOFR + 1.510%), due 04/17/31 (a)	1,000	1,025
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 144A
4.00%, due 10/15/33 (c)	662	592
3.875%, due 03/01/31 (c)	588	545
South State Bank NA
8.375% (3 mo. USD Term SOFR + 4.605%), due 08/15/34 (a)	500	513
Truist Financial Corp.
5.867% (1 day USD SOFR + 2.361%), due 06/08/34 (a)	1,100	1,149
Wells Fargo & Co.
5.15%(1 day USD SOFR + 1.500%), due 04/23/31 (a)	1,000	1,024
5.605%(1 day USD SOFR + 1.740%), due 04/23/36 (a)	850	878
		21,848
CONSUMER DISCRETIONARY – 8.6%
American Honda Finance Corp.
5.20%, due 03/05/35	2,000	1,989
Aptiv Swiss Holdings Ltd.
5.15%, due 09/13/34	1,000	965
AutoZone, Inc.
5.125%, due 06/15/30	2,000	2,051
Beacon Roofing Supply Inc, 144A
6.75%, due 04/30/32 (c)	1,500	1,545
Carnival Corp., 144A
5.875%, due 06/15/31 (c)	1,500	1,528
General Motors Financial Co., Inc.
6.15%, due 07/15/35	1,250	1,278
Hyatt Hotels Corp.
5.75%, due 03/30/32	2,000	2,053
Hyundai Capital America, 144A
5.40%, due 06/23/32 (c)	2,000	2,026
Lithia Motors, Inc., 144A
4.375%, due 01/15/31 (c)	1,100	1,046
M/I Homes, Inc.
3.95%, due 02/15/30	850	795
Phinia Inc, 144A
6.625%, due 10/15/32 (c)	977	992
Starbucks Corp.
5.40%, due 05/15/35	1,000	1,019
		17,287
INDUSTRIALS – 7.1%
Boeing Co.
6.858%, due 05/01/54	1,250	1,368
Bombardier, Inc., 144A
6.75%, due 06/15/33 (c)	1,500	1,554
Caterpillar, Inc.
5.50%, due 05/15/55	1,500	1,495
Delta Air Lines, Inc.
5.25%, due 07/10/30	2,000	2,013
GXO Logistics, Inc.
6.50%, due 05/06/34	1,500	1,569
Molex Electronic Technologies LLC, 144A
5.25%, due 04/30/32 (c)	2,000	2,030
United Airlines, Inc., 144A
4.625%, due 04/15/29 (c)	1,500	1,456
United Parcel Service, Inc.
5.95%, due 05/14/55	1,500	1,539
Viterra Finance BV, 144A
2.00%, due 04/21/26 (c)	1,000	979
5.25%, due 04/21/32 (c)	250	254
		14,257
ENERGY – 5.5%
Aker BP ASA, 144A
4.00%, due 01/15/31 (c)	1,500	1,425
APA Corp, 144A
5.35%, due 07/01/49 (c)	750	595
EOG Resources, Inc.
5.00%, due 07/15/32	1,250	1,265
Expand Energy Corp.
4.75%, due 02/01/32	1,250	1,216
Noble Finance II LLC, 144A
8.00%, due 04/15/30 (c)	1,000	1,018
Parsley Energy LLC/Parsley Finance Corp., 144A
4.125%, due 02/15/28 (c)	1,500	1,471

OAKMARK FUNDS

Oakmark Bond Fund	June 30, 2025 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 97.3% (cont.)
CORPORATE BONDS – 46.5% (cont.)
ENERGY – 5.5% (cont.)
Patterson-UTI Energy, Inc.
7.15%, due 10/01/33	$1,500	$1,536
Valero Energy Corp.
6.625%, due 06/15/37	848	913
5.15%, due 02/15/30	652	665
Williams Cos., Inc.
5.30%, due 09/30/35	1,000	1,001
		11,105
HEALTH CARE – 4.4%
CVS Health Corp.
4.78%, due 03/25/38	1,000	918
GE HealthCare Technologies, Inc.
5.50%, due 06/15/35	2,000	2,048
Humana, Inc.
5.375%, due 04/15/31	1,000	1,023
Icon Investments Six DAC
6.00%, due 05/08/34	2,000	2,044
Insulet Corp., 144A
6.50%, due 04/01/33 (c)	1,500	1,564
Select Medical Corp, 144A
6.25%, due 12/01/32 (c)	1,250	1,257
		8,854
CONSUMER STAPLES – 3.6%
Bacardi-Martini BV, 144A
6.00%, due 02/01/35 (c)	1,250	1,290
Diageo Investment Corp.
5.625%, due 04/15/35	1,750	1,830
Dollar General Corp.
5.45%, due 07/05/33	1,350	1,381
JBS USA LUX Sarl / JBS USA Food Co. / JBS USA Foods Group, 144A
5.95%, due 04/20/35 (c)	1,250	1,295
Philip Morris International, Inc.
4.875%, due 04/30/35	1,500	1,480
		7,276
REAL ESTATE – 3.0%
Alexandria Real Estate Equities, Inc.
5.50%, due 10/01/35	1,500	1,517
CBRE Services, Inc.
4.80%, due 06/15/30	1,500	1,505
Omega Healthcare Investors, Inc.
5.20%, due 07/01/30	1,250	1,257
RHP Hotel Properties LP/RHP Finance Corp., 144A
6.50%, due 06/15/33 (c)	1,750	1,800
		6,079
MATERIALS – 2.0%
Celanese U.S. Holdings LLC
6.75%, due 04/15/33	1,500	1,516
LYB International Finance III LLC
6.15%, due 05/15/35	1,500	1,557
Quikrete Holdings, Inc., 144A
6.375%, due 03/01/32 (c)	1,000	1,028
		4,101
COMMUNICATION SERVICES – 1.0%
Vail Resorts, Inc., 144A
5.625%, due 07/15/30 (c)	2,000	2,008
UTILITIES – 0.5%
Southern Co., Series 21-A
3.75% (5 yr. CMT + 2.915%), due 09/15/51 (a)	1,000	986
Total Corporate Bonds
(Cost $91,915)		93,801

MORTGAGE-BACKED SECURITIES – 14.1%
Federal Home Loan Mortgage Corp., Pool SD6595
5.50%, due 10/01/54	3,280	3,308
Federal National Mortgage Association, Pool FS8007
5.50%, due 06/01/54	3,208	3,236
Federal Home Loan Mortgage Corp., Pool SD3470
2.50%, due 06/01/52	3,487	2,937
Federal Home Loan Mortgage Corp., Pool RJ2202
5.50%, due 08/01/54	2,893	2,908
Federal National Mortgage Association, Pool CB8992
5.50%, due 08/01/54	2,835	2,852
Federal National Mortgage Association, Pool CB4851
4.50%, due 08/01/54	2,948	2,821
Federal National Mortgage Association, Pool DC7132
5.50%, due 12/01/54	1,987	1,998
Federal National Mortgage Association, Pool FA0201
5.50%, due 12/01/54	1,937	1,942
Federal Home Loan Mortgage Corp., Pool SD6569
5.50%, due 10/01/54	1,925	1,933
Federal Home Loan Mortgage Corp., Pool SD6577
5.50%, due 09/01/54	1,914	1,919
Federal National Mortgage Association, Pool CB0830
2.50%, due 06/01/51	1,819	1,533
Federal Home Loan Mortgage Corp., Pool SD8188
2.00%, due 01/01/52	1,233	979
TOTAL MORTGAGE-BACKED SECURITIES – 14.1%
(Cost $28,268)		28,366

COLLATERALIZED MORTGAGE OBLIGATIONS – 13.0%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through, Series K-167-Class A2
4.76%, due 10/25/34	4,000	4,057
JP Morgan Mortgage Trust, Series 2025-CCM1-Class B2, 144A
6.113%, due 06/25/55 (a) (c)	2,302	2,294
Bank, Series 2022-BNK40-Class A4
3.504%, due 03/15/64 (a)	2,400	2,205

Oakmark.com

Oakmark Bond Fund	June 30, 2025 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 97.3% (cont.)
COLLATERALIZED MORTGAGE OBLIGATIONS – 13.0% (cont.)
Government National Mortgage Association REMICS, Seres 2023-164-Class BZ
6.00%, due 11/20/53	$1,979	$2,074
Chase Home Lending Mortgage Trust, Series 2025-4-Class B1, 144A
6.651%, due 03/25/56 (a) (c)	1,995	2,072
JP Morgan Mortgage Trust, Series 2024-6-Class B2, 144A
6.924%, due 12/25/54 (a) (c)	1,975	2,053
GS Mortgage-Backed Securities Trust, Series 2025-PJ4-Class B1, 144A
6.497%, due 09/25/55 (a) (c)	1,996	2,050
Sequoia Mortgage Trust, Series 2024-9-Class B1A, 144A
6.00%, due 10/25/54 (a) (c)	1,981	1,982
GS Mortgage-Backed Securities Trust, Series 2025-PJ1-Class B2, 144A
6.20%, due 06/25/55 (a) (c)	1,985	1,931
Federal Home Loan Mortgage Corp. REMICS, Series 5408-Class QZ
5.50%, due 04/25/54	1,599	1,586
Federal Home Loan Mortgage Corp. REMICS, Series 5369-Class Z
6.00%, due 01/25/54	1,094	1,118
JP Morgan Mortgage Trust, Series 2024-12-Class B2, 144A
6.64%, due 06/25/55 (a) (c)	993	1,015
JP Morgan Mortgage Trust, Series 2025-CCM2-Class B2, 144A
6.58%, due 09/25/55 (a) (c)	998	1,001
Chase Home Lending Mortgage Trust, Series 2024-1-Class B1, 144A
6.674%, due 01/25/55 (a) (c)	785	807
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS – 13.0%
(Cost $25,911)		26,245

GOVERNMENT AND AGENCY SECURITIES – 8.8%
U.S. GOVERNMENT BONDS – 8.8%
U.S. Treasury Bonds
4.625%, due 05/15/54	5,500	5,342
4.625%, due 11/15/44	2,750	2,692
4.75%, due 11/15/43	2,000	1,998
4.125%, due 08/15/44	2,000	1,832
3.00%, due 08/15/52	2,500	1,804
4.375%, due 08/15/43	1,500	1,430
3.625%, due 05/15/53	1,500	1,223
4.125%, due 08/15/53	500	447
3.375%, due 08/15/42	500	420
2.00%, due 11/15/41	500	344
2.00%, due 08/15/51	500	288
		17,820
Total Government and Agency Securities
(Cost $19,500)		17,820

ASSET BACKED SECURITIES – 8.0%
CarMax Auto Owner Trust , Series 2025-2-Class D,
5.74%, due 10/15/31	2,000	2,051
Hyundai Auto Receivables Trust, Series 2025-B-Class C,
4.92%, due 07/15/32	2,000	2,019
Carvana Auto Receivables Trust, Series 2024-P3-Class D,
5.39%, due 09/10/32	1,320	1,316
Carvana Auto Receivables Trust, Series 2024-P4-Class D,,
5.60%, due 12/10/32	1,250	1,265
CPS Auto Receivables Trust, Series 2024-C-Class E, 144A,
8.04%, due 03/15/32 (c)	1,000	1,031
Carvana Auto Receivables Trust, Series 2024-P2-Class D,
6.10%, due 06/10/31	1,000	1,028
Exeter Automobile Receivables Trust, Series 2025-2A-Class D,
5.89%, due 07/15/31	1,000	1,027
HPEFS Equipment Trust, Series 2024-2A-Class D, 144A,
5.82%, due 04/20/32 (c)	1,000	1,017
Exeter Automobile Receivables Trust, Series 2025-3A-Class D,
5.57%, due 10/15/31	1,000	1,017
Sierra Timeshare Receivables Funding LLC, Series 2025-1A-Class D, 144A,
6.86%, due 01/21/42 (c)	846	828
CPS Auto Receivables Trust, Series 2022-C-Class E, 144A,
9.08%, due 04/15/30 (c)	750	787
Sierra Timeshare Receivables Funding LLC, Series 2023-2A-Class C, 144A,
7.30%, due 04/20/40 (c)	657	679
Sierra Timeshare Receivables Funding LLC, Series 2024-3A-Class C, 144A,
5.32%, due 08/20/41 (c)	660	659
CPS Auto Receivables Trust, Series 2023-C-Class E, 144A,
9.66%, due 02/18/31 (c)	500	543
Sierra Timeshare Receivables Funding LLC, Series 2023-2A-Class D, 144A,
9.72%, due 04/20/40 (c)	370	385
Sierra Timeshare Receivables Funding LLC, Series 2024-2A-Class D, 144A,
7.48%, due 06/20/41 (c)	371	371

OAKMARK FUNDS

Oakmark Bond Fund	June 30, 2025 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 97.3% (cont.)
ASSET BACKED SECURITIES – 8.0% (cont.)
Sierra Timeshare Receivables Funding LLC, Series 2022-2A-Class D, 144A,
9.22%, due 06/20/40 (c)	$162	$167
Total Asset Backed Securities
(Cost $15,879)		16,190

BANK LOANS(d) – 6.9%
CONSUMER STAPLES – 2.1%
Belron Finance 2019 LLC 2024 USD Term Loan B
7.049% (3 mo. USD Term SOFR + 2.750%), due 10/16/31 (a)	1,489	1,494
Medline Borrower LP 2024 USD Add-on Term Loan B
6.577% (1 mo. USD Term SOFR + 2.250%), due 10/23/28 (a)	1,336	1,337
Wand NewCo 3, Inc. 2025 Repriced Term Loan B
6.827% (1 mo. USD Term SOFR + 2.500%), due 01/30/31 (a)	1,444	1,436
		4,267
INDUSTRIALS – 1.6%
SkyMiles IP Ltd. 2020 Skymiles Term Loan B
8.022% (3 mo. USD Term SOFR + 3.750%), due 10/20/27 (a)	307	308
Boost Newco Borrower LLC 2025 USD Term Loan B
6.296% (3 mo. USD Term SOFR + 2.000%), due 01/31/31 (a)	1,493	1,495
Clydesdale Acquisition Holdings, Inc. 2025 Term Loan B
7.577% (1 mo. USD Term SOFR + 3.250%), due 04/01/32 (a)	1,474	1,468
Clydesdale Acquisition Holdings, Inc. 2025 Delayed Draw Term Loan
1.625%, due 04/01/32 (e)	26	26
		3,297
CONSUMER DISCRETIONARY – 1.5%
Raising Cane's Restaurants LLC 2024 Term Loan B
6.327% (1 mo. USD Term SOFR + 2.000%), due 09/18/31 (a)	1,489	1,496
Peer Holding III BV 2025 USD Term Loan B4B
6.796% (3 mo. USD Term SOFR + 2.500%), due 10/28/30 (a)	1,485	1,493
		2,989
FINANCIALS – 1.2%
Citadel Securities LP 2024 First Lien Term Loan
6.327% (1 mo. USD Term SOFR + 2.000%), due 10/31/31 (a)	967	970
Blackstone Mortgage Trust, Inc. 2025 Term Loan B6
7.327% (1 mo. USD Term SOFR + 3.000%), due 12/10/30 (a)	1,496	1,497
		2,467
ENERGY – 0.5%
ChampionX Corp. 2022 Term Loan B2
7.177% (1 mo. USD Term SOFR + 2.750%), due 06/07/29 (a)	975	975
Total Bank Loans
(Cost $13,902)		13,995
TOTAL FIXED INCOME – 97.3%
(Cost $195,375)		196,417

SHORT-TERM INVESTMENTS – 3.5%
REPURCHASE AGREEMENT – 3.5%
Fixed Income Clearing Corp. Repurchase Agreement, 4.39% dated 6/30/25 due 7/1/25, repurchase price $6,990, collateralized by United States Treasury Notes, 3.750% - 3.875% due 5/31/27 - 6/30/27, aggregate value plus accrued interest of $7,129 (Cost: $6,989)	6,989	6,989
TOTAL SHORT-TERM INVESTMENTS – 3.5%
(Cost $6,989)		6,989
TOTAL INVESTMENTS – 100.8%
(Cost $202,364)		203,406
Liabilities In Excess of Other Assets – (0.8)%		(1,633)
NET ASSETS – 100.0%		$201,773

(a)	Floating Rate Note. Rate shown is as of June 30, 2025.
(b)	Security is perpetual and has no stated maturity date.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers.
(d)	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
(e)	All or a portion of this investment is an unfunded loan commitment (See Note 5).

Abbreviations:
SOFR: Secured Overnight Financing Rate

Oakmark.com

THE OAKMARK FUNDS

Notes to Schedules of Investments (Unaudited)

1. ORGANIZATION

The following are the significant accounting policies of Oakmark Fund (“Oakmark”), Oakmark Select Fund (“Select”), Oakmark Global Fund (“Global”), Oakmark Global Select Fund (“Global Select”), Oakmark International Fund (“International”), Oakmark International Small Cap Fund (“Int’l Small Cap”), Oakmark Equity and Income Fund (“Equity and Income”) and Oakmark Bond Fund (“Bond”) collectively referred to as the “Funds,” each a series of Harris Associates Investment Trust (the “Trust”), a Massachusetts business trust, organized on February 1, 1991, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services— Investment Companies. Each Fund, other than Select and Global Select, is diversified in accordance with the 1940 Act. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

2. SIGNIFICANT ACCOUNTING POLICIES

Security valuation

A Fund’s share price is also called the net asset value (the “NAV”) of a share. The NAV per share of each class of each Fund is normally determined by the Funds’ custodian as of the close of regular session trading (usually 4:00 p.m. Eastern time) on the New York Stock Exchange (the “NYSE”) on any day on which the NYSE is open for regular trading. If the NYSE is unexpectedly closed on a day it would normally be open for business, or if the NYSE has an unscheduled early closure, the Funds reserve the right to accept purchase and redemption orders and calculate their share price as of the normally scheduled close of regular trading on the NYSE for that day.

The NYSE is closed on Saturdays and Sundays and on New Year’s Day, the third Mondays in January and February, Good Friday, the last Monday in May, Juneteenth, Independence Day, Labor Day, Thanksgiving, and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. A Fund’s NAV will not be calculated on days when the NYSE is closed. The NAV of a class of Fund shares is determined by dividing the value of the assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

Trading in securities of non-U.S. issuers takes place in various markets on some days and at times when the NYSE is not open for trading. In addition, securities of non-U.S. issuers may not trade on some days when the NYSE is open for trading. The value of the Funds’ portfolio holdings may change on days when the NYSE is not open for trading and you cannot purchase or redeem Fund shares.

Equity securities principally traded on securities exchanges in the United States are valued at the last reported sale price or the official closing price as of the time of valuation on that exchange, or lacking a reported sale price on the principal exchange at the time of valuation, at the most recent bid quotation on the principal exchange. Each over-the-counter security traded on the NASDAQ National Market System shall be valued at the NASDAQ Official Closing Price (“NOCP”), or lacking a NOCP at the time of valuation, at the most recent bid quotation. Other over-the-counter securities are valued at the last sales prices at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations.

Each equity security principally traded on a securities exchange outside the United States shall be valued, depending on local convention or regulation, at the last sale price, the last bid or asked price, the mean between the last bid and asked prices, the official closing price, an auction price, or the pricing convention accepted as the official closing price by MSCI Inc, for their index calculations. If there are unexpected disruptions in the primary market or valuations from the primary market are deemed suspect, equity securities may be valued based on a pricing composite or valuations from another exchange as of the close of the regular trading hours on the appropriate exchange or other designated time.

Short-term debt instruments (i.e., debt instruments whose maturities or expiration dates at the time of acquisition are one year or less) or money market instruments are valued at the latest bid quotation or an evaluated price from an independent pricing service. If a bid quotation or evaluated price from a pricing vendor is not available for short-term debt instrument or money market instrument maturing in 60 days or less from date of valuation, such instruments are valued at amortized cost, which approximates market value.

Long-term debt instruments are valued at the latest bid quotation or at an evaluated price provided by an independent pricing service. The pricing service may use standard inputs, such as benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data, including market research publications. For certain security types, additional inputs may be used or some of the standard inputs may not be applicable. Additionally, the pricing service monitors market indicators and industry and economic events, which may serve as a trigger to gather and possibly use additional market data.

Options are valued at the mean of the most recent bid and asked quotations. In the event an option is out of the money and no bid is available, a zero value may be assumed as the bid for purposes of calculating the mean of the most recent bid and ask quotations. In the event that designated pricing vendors are unable to provide valuations or timely valuations for Flexible Exchange (“FLEX”) options on a given day, each FLEX option purchased or written may be valued using the Option Valuation (“OVME”) function on Bloomberg. The OVME function requires objective inputs (strike price, exercise style and expiration dates) to derive a valuation using Bloomberg’s proprietary calculations. If FLEX options are valued using the OVME function, they shall be valued at the mid of the buy and sell valuations produced by OVME.

To the extent available, prices for all portfolio investments held by the Funds shall be obtained from one or more pricing vendors designated by the custodian. If values or prices are not readily available or are deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the primary market or exchange on which that security is traded and before the close of the NYSE, the security will be valued at a fair value determined in good faith in accordance with the Funds’ valuation procedures approved by the Board. As permitted by Rule 2a-5 of the 1940 Act, the Board has designated the Adviser as the Funds’ valuation designee (as defined in the rule). The valuation designee is responsible for determining fair value in good faith for any and all Fund investments, subject to oversight by the Board. The Funds may use a systematic fair valuation model provided by an independent pricing service to value securities of non-U.S. issuers in order to adjust for changes in value that may occur between the close of certain foreign exchanges and the NYSE. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at a current exchange price quoted by an independent pricing service or any major bank or dealer. If such quotations are not available, the rate of exchange will be determined in good faith in accordance with Fund policies and procedures. Although fair valuation may be more commonly used with equity securities of non-U.S. issuers, it also may be used in a range of other circumstances, including thinly-traded domestic securities or fixed-income securities. When fair value pricing is employed, the value of a portfolio security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.

Fair value measurement

Various inputs are used in determining the value of each Fund’s investments. These inputs are prioritized into three broad levels as follows:

Level 1 –quoted prices in active markets for identical securities

Level 2 –other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others)

Level 3 –significant unobservable inputs (including the assumptions of the Adviser in determining the fair value of investments)

Observable inputs are those based on market data obtained from independent sources and unobservable inputs reflect the Adviser’s own assumptions based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2025, in valuing each Fund’s assets and liabilities. Except for the industries or investment types separately stated below, the total amounts for common stocks, fixed income and short-term investments in the table below are presented by industry or investment type in each Fund’s Schedule of Investments. Information on forward foreign currency contracts is presented in each Fund’s Schedule of Investments.

(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Oakmark
Common Stocks	$22,843,610	$0	$0
Short-Term Investments	0	1,438,494	0
Put Options Written - Liabilities	(3,366)	0	0
Total	$22,840,244	$1,438,494	$0

Select
Common Stocks	$6,945,585	$0	$0
Short-Term Investments	0	352,568	0
Total	$6,945,585	$352,568	$0

Global
Common Stocks	$1,080,069	$0	$0
Short-Term Investments	0	20,069	0
Total	$1,080,069	$20,069	$0

Global Select
Common Stocks	$984,810	$0	$0
Short-Term Investments	0	32,134	0
Total	$984,810	$32,134	$0

International
Common Stocks	$13,598,826	$0	$0
Preferred Stocks	252,432	0	0
Short-Term Investments	0	419,230	0
Total	$13,851,258	$419,230	$0

Int'l Small Cap
Common Stocks	$1,314,346	$0	$0
Preferred Stocks	10,263	0	0
Short-Term Investments	0	38,310	0
Total	$1,324,609	$38,310	$0

Equity and Income
Common Stocks	$3,689,825	$0	$0
Corporate Bonds	0	1,135,258	0
Mortgage-Backed Securities	0	456,182	0
Government and Agency Securities	0	242,272	0
Bank Loans	0	151,195	0
Collateralized Mortgage Obligations	0	298,098	0
Asset Backed Securities	0	150,923	0
Short-Term Investments	0	124,312	0
Call Options Written - Liabilities	(1,383)	0	0
Put Options Written - Liabilities	(2,220)	0	0
Total	$3,686,222	$2,558,240	$0

(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Bond
Corporate Bonds	$0	$93,801	$0
Mortgage-Backed Securities	0	28,366	0
Government and Agency Securities	0	17,820	0
Collateralized Mortgage Obligations	0	26,245	0
Bank Loans	0	13,995	0
Asset Backed Securities	0	16,190	0
Short-Term Investments	0	6,989	0
Total	$0	$203,406	$0

Foreign currency translations

Certain Funds invest in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at current exchange rates obtained by a recognized bank, dealer or independent pricing service on the day of valuation. Purchases and sales of investments and dividend and interest income are converted at the prevailing rate of exchange on the respective dates of such transactions.

Forward foreign currency contracts

Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Funds’ transactions in forward foreign currency contracts are limited to transaction and portfolio hedging. The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rates. Unrealized gain or loss on the contracts, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the end of the period. At June 30, 2025, none of the Funds engaged in forward foreign currency contracts.

Short sales

Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or loss, unlimited in size, will be recognized upon the termination of the short sale. At June 30, 2025, none of the Funds had short sales.

When-issued or delayed-delivery securities

Each Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time a Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if the Adviser deems it advisable for investment reasons. At June 30, 2025, each Fund qualifies as a limited derivatives user under Rule 18f-4 of the 1940 Act and has adopted policies and procedures to manage its derivatives risk. At June 30, 2025, none of the Funds held when-issued securities.

Accounting for options

When a Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. As the writer of a covered call option on a security, a Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current fair value. Options written by the Fund do not give rise to counterparty credit risk, as they obligate the Fund, not its counterparties, to perform.

When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current fair value of the option purchased. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risks associated with purchasing put and call options are potential loss of the premium paid and, in the instances of OTC derivatives, the failure of the counterparty to honor its obligation under the contract.

Oakmark, Select, Global, and Equity and Income used purchased options for tax management and as an investment strategy in an effort to increase the Funds’ returns during the period ended June 30, 2025. At June 30, 2025, there were no purchased options outstanding.

Oakmark, Select, Global, and Equity and Income used options written for tax management and as an investment strategy in an effort to increase the Funds’ returns during the period ended June 30, 2025. Written options outstanding, if any, are listed on each Fund's Schedule of Investments.

	Equity	Equity
	Options	Options
Fund	Purchased	Written
Oakmark	$210,128	$(237,500)
Select	38,875	(41,375)
Global	1,021	(570)
Equity and Income	4,276	(9,858)

Repurchase agreements

Each Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price.

The Funds’ custodian receives delivery of the underlying securities collateralizing repurchase agreements. It is the Funds’ policy that the value of the collateral be at least equal to 102% of the repurchase price, including interest. The Adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. At June 30, 2025, all of the Funds held repurchase agreements.

Security lending

Each Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash, cash equivalents, or U.S. Treasury or agency securities maintained on a current basis in an amount at least equal to the fair value of the securities loaned by a Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive an additional return that may be in the form of a fixed fee or a percentage of the earnings on the collateral. The Fund has the right to call the loan and attempt to obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. There could also be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period. A Fund may not exercise proxy voting rights for a security that is on loan if it is unable to recall the security prior to the record date. The Trust, on behalf of the Funds, has entered into an agreement with State Street to serve as its agent for the purpose of lending securities and maintaining the collateral account.

At June 30, 2025, none of the Funds had securities on loan.

3. INVESTMENTS IN AFFILIATED ISSUERS

A company was considered to be an affiliate of a Fund because that Fund owned 5% or more of the company's voting securities during all or part of the period ended June 30, 2025. Purchase and sale transactions and dividend and interest income earned during the period on these securities are listed after the applicable Fund's Schedule of Investments.

4. RESTRICTED SECURITIES

Equity-linked securities are designed to provide synthetic exposure to one or more underlying securities. An investment in an equity-linked security typically entitles the holder to a return equal to the market return of the underlying security or securities. There is no off-balance sheet risk associated with the equity-linked securities that the Funds purchase and, in those cases, the Fund’s potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction.

5. UNFUNDED LOAN COMMITMENTS

The Fund enters into certain agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Funded and unfunded portions of credit agreements are presented in the Schedule of Investments. As of June 30, 2025, unfunded commitments were as follows:

Borrower	Maturity	Rate	Unfunded commitment (in thousands)
Oakmark Equity and Income Fund
Clydesdale Acquisition Holdings, Inc. 2025 Delayed Draw Term Loan	04/01/32	1.625%	$83

Oakmark Bond Fund
Clydesdale Acquisition Holdings, Inc. 2025 Delayed Draw Term Loan	04/01/32	1.625%	$25

6. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events existing in the Funds' Schedule of Investments. The Adviser has determined that there are no material events that would require adjustment or disclosure in the Funds' Schedule of Investments through the date of the publication of this report.